                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--48
                           (A UNIT INVESTMENT TRUST)

                           - CALIFORNIA, CONNECTICUT, MASSACHUSETTS AND VIRGINIA PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated December 22, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF SEPTEMBER 30, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
California Insured Portfolio--
  Risk/Return Summary.............................    3
Connecticut Portfolio--
  Risk/Return Summary.............................    6
Massachusetts Portfolio--
  Risk/Return Summary.............................    9
Virginia Portfolio--
  Risk/Return Summary.............................   12
What You Can Expect From Your Investment..........   16
  Monthly Income..................................   16
  Return Figures..................................   16
  Records and Reports.............................   16
The Risks You Face................................   17
  Interest Rate Risk..............................   17
  Call Risk.......................................   17
  Reduced Diversification Risk....................   17
  Liquidity Risk..................................   17
  Concentration Risk..............................   17
  State Concentration Risk........................   18
  Bond Quality Risk...............................   21
  Insurance Related Risk..........................   22
  Litigation and Legislation Risks................   22
Selling or Exchanging Units.......................   22
  Sponsors' Secondary Market......................   22
  Selling Units to the Trustee....................   22
  Exchange Option.................................   23
How The Fund Works................................   23
  Pricing.........................................   23
  Evaluations.....................................   23
  Income..........................................   24
  Expenses........................................   24
  Portfolio Changes...............................   24
  Fund Termination................................   25
  Certificates....................................   25
  Trust Indenture.................................   25
  Legal Opinion...................................   26
  Auditors........................................   26
  Sponsors........................................   26
  Trustee.........................................   27
  Underwriters' and Sponsors' Profits.............   27
  Public Distribution.............................   27
  Code of Ethics..................................   27
Taxes.............................................   27
Supplemental Information..........................   30
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $4,515,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Housing                                                14%
/ /Lease Rental                                           17%
/ /Municipal Water/Sewer Utilities                        33%
/ /Refunded Bonds                                         19%
/ /Municipal Electric Utilities                           17%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in municipal water/sewer utility bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.14
Annual Income per unit:                             $49.76
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.50
Evaluator's Fee                                      $0.19
Other Operating Expenses                             $0.40
                                                     -----
TOTAL                                                $1.79

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High               6.78%   5.72%     6.21%          9.54%   6.91%     6.80%
Average            4.09    4.58      5.97           6.38    5.65      6.55
Low                1.45    2.71      5.77           2.90    3.45      6.26
----------------------------------------------------------------------------
Average
Sales fee          2.20%   5.22%     5.66%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $983.81
(as of September 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

CONNECTICUT PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $3,180,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. THE QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 45% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                11%
/ /General Obligation                                     28%
/ /Hospitals/Health Care                                  16%
/ /Municipal Water/Sewer Utilities                        13%
/ /Special Tax                                            16%
/ /Municipal Electric Utilities                           16%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in general obligation bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CONNECTICUT SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CONNECTICUT WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.03
Annual Income per unit:                             $48.44
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.50
Evaluator's Fee                                      $0.29
Other Operating Expenses                             $0.49
                                                     -----
TOTAL                                                $1.98

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR CONNECTICUT PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Connecticut Series were offered after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               5.49%   4.91%          7.05%   6.09%
Average            3.53    3.93           5.39    4.92
Low                2.64    2.75           4.09    3.74
--------------------------------------------------------
Average
Sales fee          1.72%   4.94%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $984.16
(as of September 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Connecticut state and local personal income taxes if you live in Connecticut.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MASSACHUSETTS PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 6 long-term tax-exempt municipal bonds with an aggregate face amount of $2,500,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. THE QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 60% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                12%
/ /General Obligation                                     20%
/ /Hospitals/Health Care                                  60%
/ /Housing                                                 8%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MASSACHUSETTS SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MASSACHUSETTS WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.15
Annual Income per unit:                             $49.81
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.50
Evaluator's Fee                                      $0.33
Other Operating Expenses                             $0.67
                                                     -----
TOTAL                                                $2.20

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR MASSACHUSETTS PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Massachusetts Series were offered between after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               5.67%   5.20%          7.88%   6.38%
Average            3.84    4.07           5.46    5.11
Low                2.45    2.68           3.23    3.45
--------------------------------------------------------
Average
Sales fee          1.58%   5.15%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $964.23
(as of September 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Massachusetts state and local personal income taxes if you live in Massachusetts.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

VIRGINIA PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,875,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. THE QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 17% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                11%
/ /Hospitals/Health Care                                  51%
/ /Housing                                                17%
/ /Lease Rental                                            4%
/ /Special Tax                                            17%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF VIRGINIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO VIRGINIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.14
Annual Income per unit:                             $49.78
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.50
Evaluator's Fee                                      $0.32
Other Operating Expenses                             $0.52
                                                     -----
TOTAL                                                $2.04

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR VIRGINIA PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Virginia Series were offered after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               5.98%   5.04%          7.68%   6.22%
Average            3.46    4.46           5.69    5.52
Low                2.26    3.65           3.80    4.53
--------------------------------------------------------
Average
Sales fee          2.08%   5.25%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $970.74
(as of September 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Virginia state and local personal income taxes if you live in Virginia.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       3%    3.5%    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,050     20.10   3.75   4.38   5.01    5.63    6.26    6.88    7.51    8.14    8.76    9.39   10.01
$ 26,251- 63,550  $ 43,851-105,950     34.70   4.59   5.36   6.13    6.89    7.66    8.42    9.19    9.95   10.72   11.48   12.25
$ 63,551-132,600  $105,951-161,450     37.42   4.79   5.59   6.39    7.19    7.99    8.79    9.59   10.39   11.19   11.98   12.78
$132,601-288,350  $161,451-288,350     41.95   5.17   6.03   6.89    7.75    8.61    9.47   10.34   11.20   12.06   12.92   13.78
   OVER $288,350     OVER $288,350     45.22   5.48   6.39   7.30    8.21    9.13   10.04   10.95   11.87   12.78   13.69   14.60

                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 25,750  $      0- 43,050     18.83   4.93   5.54   6.16    6.78    7.39    8.01    8.62    9.24    9.86
$ 25,751- 62,450  $ 43,051-104,050     31.24   5.82   6.54   7.27    8.00    8.73    9.45   10.18   10.91   11.63
$ 62,451-130,250  $104,051-158,550     34.11   6.07   6.83   7.59    8.35    9.11    9.86   10.62   11.38   12.14
$130,251-283,150  $158,551-283,150     38.88   6.54   7.36   8.18    9.00    9.82   10.63   11.45   12.27   13.09
   OVER $283,151     OVER $283,151     42.32   6.93   7.80   8.67    9.54   10.40   11.27   12.14   13.00   13.87

                          FOR MASSACHUSETTS RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     19.97   5.00   5.62   6.25    6.87    7.50    8.12    8.75    9.37   10.00
$ 26,251- 63,550  $ 43,851-105,950     32.21   5.90   6.64   7.38    8.11    8.85    9.59   10.33   11.06   11.80
$ 63,551-132,600  $105,951-161,450     35.04   6.16   6.93   7.70    8.47    9.24   10.01   10.78   11.54   12.31
$132,601-288,350  $161,451-288,350     39.74   6.64   7.47   8.30    9.13    9.96   10.79   11.62   12.45   13.28
   OVER $288,350     OVER $288,350     43.13   7.03   7.91   8.79    9.67   10.55   11.43   12.31   13.19   14.07

                             FOR VIRGINIA RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     19.89   4.99   5.62   6.24    6.87    7.49    8.11    8.74    9.36    9.99
$ 26,251- 63,550  $ 43,851-105,950     32.14   5.89   6.63   7.37    8.10    8.84    9.58   10.32   11.05   11.79
$ 63,551-132,600  $105,951-161,450     34.97   6.15   6.92   7.69    8.46    9.23   10.00   10.76   11.53   12.30
$132,601-288,350  $161,451-288,350     39.68   6.63   7.46   8.29    9.12    9.95   10.78   11.60   12.43   13.26
   OVER $288,350     OVER $288,350     43.07   7.03   7.90   8.78    9.66   10.54   11.42   12.30   13.17   14.05

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual  -     Estimated
Interest Income      Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Massachusetts and Viriginia Portfolios' concentrations in hospital and health care bonds.

  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;

  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Connecticut Portfolio's concentration in general obligation bonds.

  - general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
  - but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
  - an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the California Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:

  - increases in operating and construction costs; and
  - unpredicability of future usage requirements.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.
  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.
  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.
  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.
  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.
  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

CONNECTICUT RISKS

GENERALLY

Connecticut has experienced a variety of economic problems in the last several years including:

  - manufacturing, historically the state's most important activity, has employed fewer and fewer people over the last 10 years;
  - large cuts in defense spending threaten defense-related business, which has traditionally represented a big part of the state's manufacturing activity; and
  - unemployment and poverty are high in certain parts of the state, even though unemployment state-wide is below the national average.

STATE AND LOCAL GOVERNMENT

Connecticut's state and local governments have also experienced financial difficulties for several years. For example:

  - the state's General Fund had operating deficits for several years in the late 1980s and early 1990s. Since 1991, however, the General Fund has had operating surpluses;
  - the state issued notes in 1991 to fund its accumulated deficit. The notes were originally supposed to be paid by 1996, but they were rescheduled, so that they were repaid in 1999; and
  - Connecticut has several of the nation's poorest and most financially troubled cities, including Bridgeport, which filed for bankruptcy in 1991, and its capital city of Hartford.

Local governments in Connecticut receive tax revenue only from taxes on real estate and personal property, which makes it hard for them to raise additional tax revenue. Both Connecticut and its cities depend heavily on federal aid, and the cities also depend on a significant amount of state aid. Both the state and its cities could be hurt by any future reduction in the amount of such aid.

Connecticut's general obligation bonds are rated AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch.

MASSACHUSETTS RISKS

STATE BUDGET (JUNE 30 FISCAL)

By statute, the Legislature and the Governor must approve a balanced budget for each fiscal year, and no supplementary appropriation bill may be approved by the Governor if it will result in an unbalanced budget. However, this is a statutory requirement that may be superseded by an appropriation act.

  - Fiscal 1999 spending was approximately $21.151 billion and fiscal 2000 spending is estimated to be $21.259 billion.
  - Tax revenues collected for fiscal year 1999 totaled approximately $14.291 billion and are estimated as of April 18, 2000, to be $15.458 billion for fiscal year 2000.
  - The Commonwealth of Massachusetts experienced budget surpluses for each of fiscal years 1997, 1998 and 1999.

Certain legislation passed in recent years affects the taxing, spending and borrowing power of Massachusetts and its local governments.

State law limits the rate at which tax revenue can grow, based on the average growth of wages and salaries in the state:

  - This limit could affect the State's ability to pay principal and interest on its obligations, although the limit has not been reached from fiscal years 1994 to 1999, and it is not expected to be reached for fiscal 2000.

CAPITAL SPENDING

The State has maintained a five-year capital spending plan since 1992. The goal is to limit the State's debt burden by controlling the relationship between current capital spending and the issuance of debt.

  - The plan is based on numerous assumptions including the level of third party funding and federal funding for the Central Artery/Ted Williams Tunnel project.

There is a limit on debt service in the Commonwealth requiring that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt of the Commonwealth:

  - This limit has not been reached from fiscal years 1994 to 1999 and is not expected to be reached for fiscal 2000.

There is also a limit on the amount of outstanding direct bonds of the

Commonwealth. The law provides that the limit for each subsequent fiscal year shall be 105% of the previous fiscal year's limit. Since this law's inception in 1989, the limit has never been reached.

General obligations bonds of Massachusetts are currently rated Aa2 by Moody's, AA-by Standard & Poor's and AA- by Fitch. There can be no assurance that such ratings will continue.

OTHER CONSIDERATIONS

The Central Artery/Ted Williams Tunnel project has become the largest part of the Commonwealth's capital spending, substantial funding for which is currently being provided federally.

  - The magnitude of the Central Artery/ Ted Williams Tunnel project has resulted in the realignment of certain transportation assets in the Commonwealth and the development of additional financing mechanisms to support its completion.
  - On February 1, 2000, the Massachusetts agency managing the Central Artery/ Ted Williams Tunnel project revised upward by approximately $1.4 billion its estimate of the total expenditures to complete the project scheduled for fiscal year 2005.
  - A federal audit resulted which reported a current anticipated total cost of the project of $13.4 to $13.6 billion versus the Commonwealth's revised total of $13.1 billion. The Federal Highway Administration imposed limits on the amount of federal funding of $8.549 billion as to which Congress has concurred. All costs in excess of this amount must be met by other than federal contributions. The Commonwealth adopted legislation providing sources in the amount of $2.5 billion for funding the total estimated cost overrun and also provided a revised finance plan for the project based on a total cost of $13.513 billion.
  - On May 8, 2000, the Commonwealth received notice that the Securities and Exchange Commission is conducting a formal investigation of certain project disclosures made in a 1999 bond prospectus.
  - There can be no determination at this time as to any additional effects such increased federal involvement may have on future federal funding of the project, or the total expenditures which may be required ultimately to complete the project.

VIRGINIA RISKS

Virginia's economy is highly dependent on defense spending:

  - there are major concentrations of defense installations in Northern Virginia and the Hampton Roads area; and
  - any substantial reductions in military spending, including base closings, could hurt both the state and local economies.

The state's general obligations are rated AAA by Standard & Poor's and Aaa by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the

Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax adviser in this regard.

CONNECTICUT TAXES

In the opinion of Day, Berry & Howard LLP, Hartford, Connecticut, special counsel on Connecticut tax matters:

Under the income tax laws of the State of Connecticut, the Fund will not be taxed. If you are an individual, trust or estate that is subject to the Connecticut income tax, you will not be taxed on your share of the interest derived by the Fund from those bonds that are tax-exempt for Connecticut income tax purposes. In addition, if you hold your units of the Fund as a capital asset, you will not recognize either gain or loss if the Fund enters into a transaction in which it is treated for federal income tax purposes as having sold a bond that is issued by an issuer in Connecticut and is tax-exempt for Connecticut income tax purposes, and you may not have to recognize gain or loss to the extent attributable to a unit's share of any such bonds if you sell, exchange or redeem the unit. You should consult your tax adviser in this regard. In all other instances, you will recognize gain or loss in the event either the Fund enters into a transaction involving a bond held by it or you sell, exchange or redeem a unit of the Fund, to the same extent that you recognize gain or loss therefrom for Federal income tax purposes.

In the case of an entity subject to the Connecticut corporation business tax, its share of all income derived from units of the Fund or their ownership will be subject to that Connecticut tax.

MASSACHUSETTS TAXES

In the opinion of Masterman, Culbert & Tully LLP, Boston, Massachusetts, special counsel on Massachusetts tax matters:

This advice only applies to individual investors in the units who are subject to Massachusetts income taxation and assumes the Fund is a Trust of the type commonly known as a "fixed investment trust" for federal tax purposes.

1. The Massachusetts taxing authorities will not tax the Fund as an entity. They will treat you as the owner of your share of each bond in the Fund.
2. If you are subject to Massachusetts income taxation, you need not include your share of the Fund's earnings in your Massachusetts gross income to the extent such earnings are derived by the Fund on tax-exempt bonds issued by Massachusetts or its agencies or municipalities or by the governments of Puerto Rico and Guam.
3. You must include gains and losses of the Fund as well as those resulting from the sale or redemption of your Units in your Massachusetts gross income if you are required to include such gains or losses in your federal gross income unless these gains and losses are statutorily exempt from Massachusetts income taxation. If gains from such bonds in the Fund are exempt from Massachusetts income taxation, you will not be allowed to include losses in your Massachusetts gross income to the extent such losses arise from the bonds for which the gains are statutorily exempt. In each case, the taxability of the gains or losses depends upon the particular bonds in the Fund.
4. Any distribution made to you by the Fund may be subject to Massachusetts income tax to the same degree and in the same manner as income, gains and losses of the Fund as are described in paragraphs 2 and 3 above.

VIRGINIA TAXES

In the opinion of Hunton & Williams, Richmond, Virginia, special counsel on Virginia tax matters:

Under the income tax laws of the State of Virginia, the Virginia Trust will not be taxed as a corporation. If you are a Virginia taxpayer, your income from the Virginia Trust will not be tax-exempt in Virginia except to the extent that the income is attributable to either (i) interest earned on bonds that are tax-exempt for Virginia purposes, (ii) profits from the sale of bonds of Virginia or any political subdivision or instrumentality of Virginia, or (iii) profits from the sale of bonds of the United States or any authority, commission, or instrumentality of the United States. If, at the time of your death, you either are a Virginia resident or, in certain cases, are not a resident of the United States, your units may be subject to Virginia estate tax. You should consult your tax adviser in these matters.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 48 (CALIFORNIA, CONNECTICUT,
          MASSACHUSETTS AND VIRGINIA TRUSTS),
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders of Municipal Investment Trust Fund, Multistate Series - 48 (California, Connecticut, Massachusetts and Virginia Trusts), Defined Asset Funds:

          We have audited the accompanying statement of condition of Municipal Investment Trust Fund, Multistate Series - 48 (California, Connecticut, Massachusetts and Virginia Trusts), Defined Asset Funds, including the portfolio, as of September 30, 2000 and the related statements of operations and of changes in net assets for the years ended September 30, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at September 30, 2000, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 48 (California, Connecticut, Massachusetts and Virginia Trusts), Defined Asset Funds at September 30, 2000 and the results of their its operations and changes in their net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.


          DELOITTE & TOUCHE LLP


          New York, N.Y.
          November 10, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of September 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 4,457,600)(Note 1) .........                                                 $ 4,285,167
       Accrued interest................................                                                      65,251
       Cash - principal ...............................                                                      17,094
                                                                                                      -------------
         Total trust property .........................                                                   4,367,512


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    10,285
       Accrued Sponsors' fees .........................                                      1,772           12,057
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       4,484 units of fractional undivided
          interest outstanding (Note 3) ...............                                  4,302,261

       Undistributed net investment income ............                                     53,194      $ 4,355,455
                                                                                     -------------    =============

     UNIT VALUE ($ 4,355,455 / 4,484 units)............                                                 $    971.33
                                                                                                      =============

                       See Notes To Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended September 30,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   243,391      $   255,626       $   258,462
       Trustee's fees and expenses ............         (5,878)          (5,818)           (6,169)
       Sponsors' fees .........................         (2,865)          (1,537)           (1,863)
                                                   ----------------------------------------------
       Net investment income ..................        234,648          248,271           250,430
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........         (1,133)              93
       Unrealized appreciation (depreciation)
         of investments .......................        126,042         (395,438)          259,054
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........        124,909         (395,345)          259,054
                                                   ----------------------------------------------



     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   359,557      $  (147,074)      $   509,484
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended September 30,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   234,648      $   248,271       $   250,430
       Realized gain (loss) on
         securities sold or redeemed ..........         (1,133)              93
       Unrealized appreciation (depreciation)
         of investments .......................        126,042         (395,438)          259,054
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        359,557         (147,074)          509,484
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (235,907)        (247,865)         (250,400)
       Principal ..............................         (5,322)
                                                   ----------------------------------------------
       Total distributions ....................       (241,229)        (247,865)         (250,400)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (4,503)            (882)
       Redemption amounts - principal .........       (403,949)         (76,428)
                                                   ----------------------------------------------
       Total share transactions ...............       (408,452)         (77,310)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (290,124)        (472,249)          259,084

     NET ASSETS AT BEGINNING OF YEAR ..........      4,645,579        5,117,828         4,858,744
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 4,355,455      $ 4,645,579       $ 5,117,828
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     49.88      $     50.08       $     50.08
                                                   ==============================================
       Principal distributions during
         year .................................    $      1.09
                                                   =================
       Net asset value at end of
         year .................................    $    971.33      $    943.46       $  1,023.57
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            440               76
       Outstanding at end of year .............          4,484            4,924             5,000
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 4.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes was required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 4,484 units at Date of Deposit .....................                                  $ 4,659,040
          Less sales charge ..........................................                                      209,627
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    4,449,413
          Redemptions of units - net cost of 516 units redeemed
            less redemption amounts (principal).......................                                       31,643
          Realized gain on securities sold or redeemed ...............                                       (1,040)
          Principal distributions ....................................                                       (5,322)
          Net unrealized appreciation of investments .................                                     (172,433)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 4,302,261
                                                                                                         ===========

    4.    INCOME TAXES

          As of September 30, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $172,433, of which $ 173,213 related to depreciated securities and $780 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,457,600 at September 30, 2000.


                                     D - 5.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CALIFORNIA TRUST)(INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of September 30, 2000

                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  City of Anaheim, CA, Anaheim Mem. Hosp.   AAA      $   750,000    5.125  %     2020         None       $   747,270 $   704,453
     Association, Certs. of Part.
     (AMBAC Ins.)

  2  Cnty. of San Joaquin, CA, San Joaquin     AAA          750,000    4.750        2019         11/15/03       701,250     688,065
     Cnty. Pub. Fac. Fin. Corporation                                                            @ 102.000
     Ser. 93 (MBIA Ins.)

  3  Jurupa Comm. Services Dist., CA, Rfdg.    AAA          750,000    5.200        2023         09/01/03       750,000     724,448
     Certificates of Participation                                                               @ 102.000
     (Wastewater Capacity Refinancing)
     (Financial Guaranty Ins.)

  4  Southern California Pub. Pwr. Auth.,      AAA          750,000    5.000        2022         07/01/03       733,170     704,505
     Trans. Proj. Rev. Bonds, 1993                                                               @ 100.000
     Subordinate Rfdg. Ser. (Southern Trans.
     Proj.) (MBIA Ins.)

  5  The City of Los Angeles, CA, Mtge. Rev.   AAA          650,000    5.350        2022         01/01/03       653,250     603,441
     Rfdg. Bonds, Ser. 1993 II-A                                                                 @ 100.000
     (FHA Ins. Mtge. Loans - Section 8
     Assisted Projects) (MBIA Ins.)

  6  The City of Riverside, CA,  Redev. Agy.   AAA          115,000    5.625        2023(6)      08/01/02       119,465     120,245
     Tax Allocation  Rfdg. Bonds,                                                                @ 102.000
     Ser. 1993 A (Casa Blanca Redev.
     Proj.) (MBIA Ins.)

  7  The City of San Diego, CA, Swr. Rev.      AAA          750,000    5.250        2020         05/15/03       753,195     740,010
     Bonds, Ser. 1993 - A  (AMBAC Ins.)                                                          @ 102.000

                                                        -----------                                         ----------- -----------
                                                        $ 4,515,000                                         $ 4,457,600 $ 4,285,167
                                                        ===========                                         =========== ===========

                     See Notes To Portfolios on page D - 22.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of September 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 3,158,955)(Note 1) .........                                                 $ 3,051,363
       Accrued interest................................                                                      43,522
       Cash - principal ...............................                                                       1,952
                                                                                                      -------------
         Total trust property .........................                                                   3,096,837


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     5,871
       Accrued Sponsors' fees .........................                                      1,193            7,064
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       3,190 units of fractional undivided
          interest outstanding (Note 3) ...............                                  3,053,315

       Undistributed net investment income ............                                     36,458        3,089,773
                                                                                     -------------    =============

     UNIT VALUE ($ 3,089,773 / 3,190 units)............                                                 $    968.58
                                                                                                      =============

                       See Notes To Financial Statements.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended September 30,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   161,690      $   170,941       $   178,193
       Trustee's fees and expenses ............         (4,721)          (4,629)           (5,007)
       Sponsors' fees .........................         (1,606)          (1,395)           (1,301)
                                                   ----------------------------------------------
       Net investment income ..................        155,363          164,917           171,885
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized loss on
         securities sold or redeemed ..........         (4,443)            (714)             (875)
       Unrealized appreciation (depreciation)
         of investments .......................         46,334         (254,168)          158,793
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........         41,891         (254,882)          157,918
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   197,254      $   (89,965)      $   329,803
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended September 30,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   155,363      $   164,917       $   171,885
       Realized gain on
         securities sold or redeemed ..........         (4,443)            (714)             (875)
       Unrealized appreciation (depreciation)
         of investments .......................         46,334         (254,168)          158,793
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        197,254          (89,965)          329,803
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (155,274)        (165,232)         (171,943)
       Principal ..............................        (10,406)            (796)
                                                   ----------------------------------------------
       Total distributions ....................       (165,680)        (166,028)         (171,943)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............           (779)          (2,135)             (399)
       Redemption amounts - principal .........        (56,749)        (205,165)          (40,940)
                                                   ----------------------------------------------
       Total share transactions ...............        (57,528)        (207,300)          (41,339)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....        (25,954)        (463,293)          116,521

     NET ASSETS AT BEGINNING OF YEAR ..........      3,115,727        3,579,020         3,462,499
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 3,089,773      $ 3,115,727       $ 3,579,020
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     48.44      $     48.74       $     49.42
                                                   ==============================================
       Principal distributions during
         year .................................    $      3.20      $      0.23
                                                   ===================================
       Net asset value at end of
         year .................................    $    968.58      $    958.10       $  1,034.70
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................             62              207                41
       Outstanding at end of year .............          3,190            3,252             3,459
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes was required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 3,190 units at Date of Deposit .....................                                  $ 3,322,162
          Less sales charge ..........................................                                      149,485
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    3,172,677
          Redemptions of units - net cost of 310 units redeemed
            less redemption amounts (principal).......................                                        5,464
          Realized loss on securities sold or redeemed ...............                                       (6,032)
          Principal distributions ....................................                                      (11,202)
          Net unrealized appreciation of investments..................                                     (107,592)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 3,053,315
                                                                                                         ===========

    4.    INCOME TAXES

          As of September 30, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $107,592, of which $115,289 related to depreciated securities and $7,697 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,158,955 at September 30, 2000.


                                     D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of September 30, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  CT Mun. Electric Energy Coop., Pwr.       AAA      $   510,000    5.000  %     2018         01/01/04   $   502,916 $   474,779
     Supply Sys. Rev. Bonds, Ser. 1993 A                                                         @ 102.000
     (MBIA Ins.)

  2  City of Manchester, NH, General           AA           130,000    4.800        2011         None           126,941     128,731
     Obligation Bonds Ser. 1993


  3  Puerto Rico Hgwy. and Trans. Auth.,       A            350,000    5.000        2022         07/01/03       337,071     320,254
     Highway Rev. Rfdg. Bonds, Ser. 1993 X                                                       @ 101.500

  4  South Central, CT, Regional Water Auth.   AAA          410,000    5.750        2012         08/01/03       437,089     420,562
     Water Sys. Rev. Bonds, Eleventh Ser. 1993                                                   @ 102.000
     (Financial Guaranty Ins.)

  5  State of Connecticut Hlth. and Educl.     AAA          500,000    5.000        2023         07/01/03       488,615     446,290
     Fac. Auth. Rev. Bonds, Saint Francis                                                        @ 102.000
     Hosp. and Med. Ctr. Iss., Ser. 1993 C
     (Financial Guaranty Ins.)

  6  State of Connecticut, Genl. Oblig.        AA            10,000    4.750        2011(6)      03/15/04         9,711      10,192
     Bonds, 1993 Ser. E                                                                          @ 101.500

                                                            380,000    4.750        2011         03/15/04       369,026     374,452
                                                                                                 @ 101.500

  7  State of Connecticut, Spec. Tax Oblig.    AA-          500,000    5.000        2011         10/01/03       500,000     497,490
     Bonds, Transp. Infrastructure                                                               @ 101.500
     Purposes, 1993 Ser. C

  8  Town of East Haven, CT, G.O. Bonds        A            145,000    5.000        2012         10/15/04       144,120     142,043
                                                                                                 @ 102.000

                                                            245,000    5.000        2013         10/15/02       243,466     236,570
                                                                                                 @ 102.000

                                                        -----------                                         ----------- -----------
                                                        $ 3,180,000                                         $ 3,158,955 $ 3,051,363
                                                        ===========                                         =========== ===========

                     See Notes To Portfolios on page D - 22.


                                     D - 11.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (MASSACHUSETTS TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of September 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,487,663)(Note 1) .........                                                 $ 2,351,978
       Accrued interest................................                                                      39,627
       Cash - principal ...............................                                                          21
                                                                                                      -------------
         Total trust property .........................                                                   2,391,626


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    10,076
       Accrued Sponsors' fees .........................                                      1,000           11,076
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       2,511 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,351,999

       Undistributed net investment income ............                                     28,551      $ 2,380,550
                                                                                     -------------    =============

     UNIT VALUE ($ 2,380,550 / 2,511 units)............                                                 $    948.05
                                                                                                      =============

                       See Notes To Financial Statements.


                                     D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (MASSACHUSETTS TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended September 30,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   138,811      $   155,890       $   164,210
       Trustee's fees and expenses ............         (4,324)          (4,322)           (4,763)
       Sponsors' fees .........................         (1,368)          (1,246)           (1,163)
                                                   ----------------------------------------------
       Net investment income ..................        133,119          150,322           158,284
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........         (2,298)           6,290
       Unrealized appreciation (depreciation)
         of investments .......................         38,132         (252,428)          167,520
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........         35,834         (246,138)          167,520
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   168,953      $   (95,816)      $   325,804
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (MASSACHUSETTS TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended September 30,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   133,119      $   150,322       $   158,284
       Realized gain (loss) on
         securities sold or redeemed ..........         (2,298)           6,290
       Unrealized appreciation (depreciation)
         of investments .......................         38,132         (252,428)          167,520
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        168,953          (95,816)          325,804
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (133,155)        (150,630)         (158,253)
       Principal ..............................        (23,709)         (14,832)
                                                   ----------------------------------------------
       Total distributions ....................       (156,864)        (165,462)         (158,253)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (4,201)          (2,692)
       Redemption amounts - principal .........       (335,377)        (252,548)
                                                   ----------------------------------------------
       Total share transactions ...............       (339,578)        (255,240)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (327,489)        (516,518)          167,551

     NET ASSETS AT BEGINNING OF YEAR ..........      2,708,039        3,224,557         3,057,006
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,380,550      $ 2,708,039       $ 3,224,557
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     49.92      $     50.49       $     50.56
                                                   ==============================================
       Principal distributions during
         year .................................    $      9.06      $      5.15
                                                   ===================================
       Net asset value at end of
         year .................................    $    948.05      $    940.29       $  1,030.21
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            369              250                 0
       Outstanding at end of year .............          2,511            2,880             3,130
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (MASSACHUSETTS TRUST),,
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes was required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 2,511 units at Date of Deposit .....................                                  $ 2,622,017
          Less sales charge ..........................................                                      117,992
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,504,025
          Redemptions of units - net cost of 789 units redeemed
            less redemption amounts (principal).......................                                       59,978
          Realized loss on securities sold or redeemed ...............                                      (32,906)
          Principal distributions ....................................                                      (43,413)
          Unrealized depreciation of investments......................                                     (135,685)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,351,999
                                                                                                         ===========

    4.    INCOME TAXES

          As of September 30, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $135,685, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,487,663 at September 30, 2000.


                                     D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (MASSACHUSETTS TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of September 30, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Massachusetts Hlth. and Educl.            AAA      $   500,000    5.375  %     2023         07/01/03   $   505,365 $   471,485
     Facilities Auth., Rev. Bonds, Lahey                                                         @ 102.000
     Clinic Med. Center Issue, Ser. 1993 B
     (MBIA Ins.)

  2  Massachusetts Hlth. and Educl. Fac.       AAA          500,000    5.250        2023         07/01/03       502,130     459,535
     Auth., Rev. Bonds, Massachusetts Gen.                                                       @ 102.000
     Hosp. Iss., Ser. 1993 G (AMBAC Ins.)

  3  Massachusetts Hlth. and Educl. Facs.      AAA          500,000    5.500        2023         07/01/03       504,250     476,885
     Auth., Rev. Bonds, Morton Hosp. and                                                         @ 102.000
     Med. Ctr. Issue Ser. 1993 B
     (Connie Lee Ins.)

  4  Massachusetts Hsg. Fin. Agency, Single-   Aa(m)        200,000    5.300        2012         12/01/03       201,000     191,170
     Family Hsg. Rev. Bonds, Ser. 28 - 1993                                                      @ 102.000

  5  Puerto Rico Hgwy. and Trans. Auth.,       A            300,000    5.000        2022         07/01/03       288,918     274,503
     Highway Rev. Rfdg. Bonds, Ser. 1993 X                                                       @ 101.500

  6  The Commonwealth of Massachusetts,        Aa2(m)       500,000    4.875        2013         10/01/03       486,000     478,400
     Genl. Oblig. Bonds, Consol. Loan                                                            @ 102.000
     Ser. 1993 B

                                                        -----------                                         ----------- -----------
                                                        $ 2,500,000                                         $ 2,487,663 $ 2,351,978
                                                        ===========                                         =========== ===========

                     See Notes To Portfolios on page D - 22.


                                     D - 16.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of September 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,859,726)(Note 1) .........                                                 $ 2,724,787
       Accrued interest................................                                                      33,049
       Prepaid Trustee's fees and expenses ............                                                         497
       Cash - income ..................................                                                       1,167
       Cash - principal ...............................                                                       4,091
                                                                                                      -------------
         Total trust property .........................                                                   2,763,591


     LESS LIABILITY:
       Accrued Sponsors' fees .........................                                                       1,086
                                                                                                      -------------


     NET ASSETS, REPRESENTED BY:
       2,889 units of fractional undivided
          interest outstanding (Note 3) ...............                               $  2,728,878

       Undistributed net investment income ............                                     33,627      $ 2,762,505
                                                                                     -------------    =============

     UNIT VALUE ($ 2,762,505 / 2,889 units)............                                                 $    956.21
                                                                                                      =============

                       See Notes To Financial Statements.


                                     D - 17.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                Years Ended September 30,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   152,692      $   161,951       $   169,531
       Trustee's fees and expenses ............         (4,502)          (4,414)           (4,820)
       Sponsors' fees .........................         (1,467)          (1,287)           (1,209)
                                                   ----------------------------------------------
       Net investment income ..................        146,723          156,250           163,502
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized loss on
         securities sold or redeemed ..........         (4,629)            (830)
       Unrealized appreciation (depreciation)
         of investments .......................         57,154         (272,428)          132,563
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........         52,525         (273,258)          132,563
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   199,248      $  (117,008)      $   296,065
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended September 30,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   146,723      $   156,250       $   163,502
       Realized loss on
         securities sold or redeemed ..........         (4,629)            (830)
       Unrealized appreciation (depreciation)
         of investments .......................         57,154         (272,428)          132,563
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        199,248         (117,008)          296,065
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (146,768)        (156,405)         (163,475)
       Principal ..............................        (11,373)          (1,604)
                                                   ----------------------------------------------
       Total distributions ....................       (158,141)        (158,009)         (163,475)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (1,136)          (3,024)
       Redemption amounts - principal .........        (92,396)        (262,245)
                                                   ----------------------------------------------
       Total share transactions ...............        (93,532)        (265,269)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....        (52,425)        (540,286)          132,590

     NET ASSETS AT BEGINNING OF YEAR ..........      2,814,930        3,355,216         3,222,626
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,762,505      $ 2,814,930       $ 3,355,216
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     49.86      $     50.27       $     50.30
                                                   ==============================================
       Principal distributions during
         year .................................    $      3.85      $      0.50
                                                   ===================================
       Net asset value at end of
         year .................................    $    956.21      $    941.76       $  1,032.37
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            100              261
       Outstanding at end of year .............          2,889            2,989             3,250
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes was required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 2,889 units at Date of Deposit .....................                                  $ 3,019,004
          Less sales charge ..........................................                                      135,841
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,883,163
          Redemptions of units - net cost of 411 units redeemed
            less redemption amounts (principal).......................                                       16,430
          Realized loss on securities sold or redeemed ...............                                      (17,729)
          Principal distributions ....................................                                      (18,047)
          Unrealized depreciation of investments......................                                     (134,939)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,728,878
                                                                                                         ===========

    4.    INCOME TAXES

          As of September 30, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $134,939, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,859,726 at September 30, 2000.


                                     D - 20.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 48 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of September 30, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Arlington Heights, IL, Multifamily Hsg.   A1(m)    $   500,000    5.300  %     2015         09/01/03   $   502,150 $   471,995
     Rev. Bonds, Ser. 1993                                                                       @ 102.000

  2  Chesapeake Hosp. Auth., VA, Hosp. Fac.    AAA          500,000    5.250        2018         07/01/03       502,130     474,495
     Rfdg. Rev. Bonds (Chesapeake Gen.                                                           @ 102.000
     Hosp.), Ser. 1993 (MBIA Ins.) (5)

  3  Commonwealth of Virginia, Transp. Rev.    AA           500,000    5.250        2019         05/15/03       502,130     478,215
     Bonds, Ser. 1993C (Northern Virginia                                                        @ 102.000
     Transp. Dist. Prog.)

  4  Indl. Dev. Auth. of Fairfax Cnty., VA,    AA           455,000    5.000        2023         None           441,250     411,311
     Hosp. Rev. Rfdg. Bonds (Inova Hlth.
     Sys. Hosp. Proj.), Ser. 1993 A

  5  Puerto Rico Hgwy. and Trans. Auth.,       A            300,000    5.000        2022         07/01/03       288,918     274,503
     Highway Rev. Rfdg. Bonds, Ser. 1993 X                                                       @ 101.500

  6  Virginia Hsg. Dev. Auth., Commonwealth    AA+          500,000    5.300        2015         01/01/02       500,000     493,465
     Mtge. Bonds, 1992 Ser. C, Subser. C-3                                                       @ 102.000

  7  Virginia Pub. Bldg. Auth., State Bldg.    AA+          120,000    5.400        2013         08/01/02       123,148     120,803
     Rev. Bonds, Ser. 1993A                                                                      @ 101.000

                                                        -----------                                         ----------- -----------
                                                        $ 2,875,000                                         $ 2,859,726 $ 2,724,787
                                                        ===========                                         =========== ===========

                     See Notes To Portfolios on page D - 22.


                                     D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 48 (CALIFORNIA, CONNECTICUT,
     MASSACHUSETTS AND VIRGINIA TRUSTS),
     DEFINED ASSET FUNDS


     NOTES TO PORTFOLIOS
     As of September 30, 2000

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated,the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

    (5)   Insured by the indicated municipal bond insurance company.

    (6) Bonds with an aggregate face amount of $115,000 of the California Trust and $10,000 of the Connecticut Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                     D - 22.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--48
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-50247) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                    14626--12/00